Borrowings	12 Months Ended
Dec. 31, 2019
BORROWINGS [Abstract]
BORROWINGS

NOTE 11: BORROWINGS

Borrowings as of December 31, 2019 and 2018 consisted of the following:

Navios Holdings borrowings	December 31, 2019	December 31, 2018
HCOB ($15,300)	11,475	13,005
Loan Facility Credit Agricole ($28,745)	—	26,415
Loan Facility Credit Agricole ($23,000)	12,600	12,031
Loan Facility Credit Agricole ($23,000)	12,900	12,350
Loan Facility DVB Bank SE ($72,000)	41,073	45,741
Loan Facility DVB Bank SE ($40,000)	5,556	15,333
Loan Facility Alpha Bank ($31,000)	22,000	23,800
Loan Facility Alpha Bank ($16,125)	14,025	15,125
2022 Senior Secured Notes	305,000	305,000
2022 Notes	497,604	614,339
2024 Notes	8,626	—
NSM Loan (incl. $2,163 accrued interest)	130,538	—
Total Navios Holdings borrowings	$1,061,397	$1,083,139

Navios Logistics borrowings	December 31, 2019	December 31, 2018
2022 Logistics Senior Notes	$375,000	$375,000
Navios Logistics Notes Payable	22,469	26,875
Navios Logistics BBVA Loan Facility	14,275	19,300
Navios Logistics Alpha Bank Loan	10,500	11,900
Navios Logistics Term Loan B Facility	98,000	99,000
Navios Logistics Credit Agreement	—	5,909
Other long-term loans	115	184
Total Navios Logistics borrowings	$520,359	$538,168

Navios Containers borrowings	December 31, 2019	December 31, 2018
ABN AMRO Bank N.V. ($50,000)	$—	$50,000
BNP Paribas ($25,000)	—	23,611
BNP Paribas ($24,000)	—	29,464
HCOB ($36,000)	—	32,000
Navios Containers Financial liability ($119,000)	—	87,530
Total Navios Containers borrowings	$—	$222,605

Total	December 31, 2019	December 31, 2018
Total borrowings	$1,581,756	$1,843,912
Less: current portion, net	(50,110)	(69,051)
Less: deferred finance costs and discount, net	(18,509)	(27,905)
Total long-term borrowings	$1,513,137	$1,746,956

Navios Holdings Debt

2022 Senior Secured Notes

On November 21, 2017, the Company and its wholly owned subsidiary, Navios Maritime Finance II (US) Inc. (together with the Company, the “Co-Issuers”) issued $305,000 of 11.25% Senior Notes due 2022 (the “2022 Senior Secured Notes”), at a price of 97%.

The 2022 Senior Secured Notes are secured by a first priority lien on certain capital stock owned by certain of the subsidiary guarantors of Navios Holdings in each of Navios Maritime Acquisition Corporation, Navios South American Logistics Inc. and Navios Maritime Containers Inc., as well as by the vessel Navios Azimuth. The 2022 Senior Secured Notes are unregistered and guaranteed by all of the Company’s direct and indirect subsidiaries, except for certain subsidiaries designated as unrestricted subsidiaries, including Navios Logistics. The subsidiary guarantees are “full and unconditional”, except that the indenture provides for an individual subsidiary’s guarantee to be automatically released in certain customary circumstances, such as when a subsidiary is sold or all of the assets of the subsidiary are sold, the capital stock is sold, when the subsidiary is designated as an “unrestricted subsidiary” for purposes of the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the 2022 Senior Secured Notes. The net proceeds of the offering were used to complete a cash tender offer for its Co-Issuers’ then outstanding 8.125% Senior Notes due 2019 described below (the “2019 Notes”) and to redeem notes not purchased in the tender offer, including the payment of related fees and expenses and any redemption premium. The effect of this transaction was the recognition of a $2,695 extinguishment loss in the consolidated statements of comprehensive (loss)/income under “Gain/(loss) on bond and debt extinguishment” in the year ended December 31, 2017.

The Co-Issuers have the option to redeem the 2022 Senior Secured Notes in whole or in part, at any time at par.

Upon occurrence of certain change of control events, the holders of the 2022 Senior Secured Notes may require the Co-Issuers to repurchase some or all of the 2022 Senior Secured Notes at 101% of their face amount. The 2022 Senior Secured Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering in transactions with affiliates, merging or consolidating or selling all or substantially all of the Co-Issuers’ properties and assets and creation or designation of restricted subsidiaries. The indenture governing the 2022 Senior Secured Notes includes customary events of default. The Co-Issuers were in compliance with the covenants as of December 31, 2019.

Senior Notes

On January 28, 2011, the Company and its wholly owned subsidiary, Navios Maritime Finance II (US) Inc. completed the sale of $350,000 of 2019 Notes. During July, August and October 2016, the Company repurchased $58,906 of its 2019 Notes for a cash consideration of $30,671 resulting in a gain on bond extinguishment of $27,670, net of deferred fees written-off. On November 21, 2017, Co-Issuers completed the sale of 2022 Senior Secured Notes. The net proceeds of the offering of the 2022 Senior Secured Notes have been used: (i) to repay, in full, the outstanding amount of the 2019 Notes; and (ii) for general corporate purposes.

Ship Mortgage Notes

On November 29, 2013, the Co-Issuers completed the sale of $650,000 of its 2022 Notes. During September 2018, the Company repurchased $35,661 of its 2022 Notes for a cash consideration of $28,796 resulting in a gain on bond extinguishment of $6,464, net of deferred fees written-off. During 2019, Navios Logistics repurchased $35,500 in par value of the 2022 Notes from unaffiliated third parties in open market transactions for a cash consideration of $17,642. During 2019, the Company repurchased $81,235 in par value of its 2022 Notes for a cash consideration of $50,683. These transactions resulted in a gain on bond extinguishment of $47,430, net of deferred fees written-off. (Refer to Note 16, “Secured credit facility with Navios Logistics”). During 2020, the Company repurchased $20,782 in par value of its 2022 Notes for a cash consideration of $9,443 resulting in a gain on bond extinguishment of $11,204, net of deferred fees written-off.

The 2022 Notes are senior obligations of Navios Holdings and Navios Maritime Finance II (US) Inc. (the “2022 Co- Issuers”) and were originally secured by first priority ship mortgages on 23 dry bulk vessels owned by certain subsidiary guarantors and certain other associated property and contract rights. In June 2017, Navios Ionian and Navios Horizon were released from the 2022 Notes and replaced by the Navios Galileo. In March 2018, Navios Herakles was released from the 2022 Notes and replaced by the Navios Equator Prosper. In July 2018, Navios Achilles was released from the 2022 Notes and replaced by the Navios Primavera. In December 2018 and in March 2019, Navios Magellan and Navios Meridian, respectively, were released from the 2022 Notes and the total proceeds of $14,000 were restricted in an escrow account and considered as a cash collateral. In May 2019 and June 2019, Navios Equator Prosper, Navios Vector and the cash collaterals in escrow accounts were released from the 2022 Notes and replaced by the N Bonanza and N Amalthia and the total proceeds of $7,410 were restricted in an escrow account and considered as cash collateral. In July 2019 and August 2019, Navios Arc and Navios Mercator, respectively, were released from the 2022 Notes. In August 2019, the cash collateral in escrow accounts were released from the 2022 Notes and replaced by Navios Victory. In September 2019, Navios Primavera was released from the 2022 Notes and the total proceeds of $10,129 were restricted in escrow accounts and considered as cash collateral. In November 2019, Navios Victory and the cash collateral in escrow accounts were released and replaced by the Navios Northern Star, Navios Taurus and Navios Serenity. In January 2020 and February 2020, Navios Hios and Navios Kypros were released from the 2022 Notes and were replaced by Navios Amitie and $5,971 of cash collateral kept in an escrow account. The 2022 Notes are unregistered and fully and unconditionally guaranteed, jointly and severally by all of the Company’s direct and indirect subsidiaries, other than Navios Maritime Finance (US) Inc., Navios Logistics and its subsidiaries and Navios GP L.L.C.

The guarantees of the Company’s subsidiaries that own mortgaged vessels are senior secured guarantees and the guarantees of the Company’s subsidiaries that do not own mortgaged vessels are senior unsecured guarantees. In addition, the 2022 Co-Issuers have the option to redeem the 2022 Notes in whole or in part at par.

Upon occurrence of certain change of control events, the holders of the 2022 Notes may require the 2022 Co-Issuers to repurchase some or all of the 2022 Notes at 101% of their face amount. The 2022 Notes contain covenants, which among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering into certain transactions with affiliates, merging or consolidating or selling all or substantially all of the 2022 Co-Issuers’ properties and assets and creation or designation of restricted subsidiaries. The indenture governing the 2022 Notes includes customary events of default. The 2022 Co-Issuers were in compliance with the covenants as of December 31, 2019.

2024 Notes

On March 21, 2019, Navios Holdings issued $4,747 of 9.75% Senior Notes due 2024 (the “2024 Notes”) as an exchange for a total of 10,930 Series H which were validly tendered as of that date (Refer to Note 17).

On April 21, 2019, Navios Holdings issued $3,879 of 9.75% Senior Notes due 2024 (the “2024 Notes”) as an exchange for a total of 8,841 Series G which were validly tendered as of that date. (Refer to Note 17).

The 2024 Notes are Navios Holding’s senior unsecured general obligations and rank senior in right of payment to any of Navios Holding’s existing and future debt that expressly provides that it is subordinated to the 2024 Notes, pari passu in right of payment with all of Navios Holding’s existing and future senior obligations, structurally subordinated in right of payment to the obligations of Navios Holding’s subsidiaries, and effectively subordinated in right of payment to any existing and future obligations of Navios Holdings that are secured by property or assets that do not secure the 2024 Notes, including the 2022 Senior Secured Notes and the 2022 Notes, to the extent of the value of any such property and assets securing such other obligations. The 2024 Notes are not guaranteed by any of Navios Holdings’ subsidiaries.

The indenture governing the 2024 Notes does not contain restrictive covenants but does include customary events of default. Navios Holdings has the option to redeem the 2024 Notes, in whole or in part, at its option at any time, at a redemption price equal to 100% of the principal amount of the 2024 Notes to be redeemed, plus accrued interest.

Secured Credit Facilities

Credit Agricole (formerly Emporiki) Facilities: In December 2012, the Emporiki Bank of Greece’s facilities were transferred to Credit Agricole Corporate and Investment Bank.

In September 2010, Navios Holdings entered into a facility agreement with Emporiki Bank of Greece for an amount of up to $40,000 in order to partially finance the construction of one newbuilding Capesize vessel. In December 2017, the Company agreed to extend the last payment date to August 2021. The loan bears interest at a rate of LIBOR plus 275 basis points. The loan facility requires compliance with certain financial covenants. As of December 31, 2018 the facility was refinanced and repaid in full and there was no outstanding amount.

In August 2011, Navios Holdings entered into a facility agreement with Emporiki Bank of Greece for an amount of up to $23,000 in order to partially finance the construction of one Panamax vessel. As of December 31, 2019, the facility was refinanced and the outstanding amount under this facility is repayable in five semi-annual installments of $750, with a final balloon payment of $8,850 on the last payment date. The loan bears interest at a rate of LIBOR plus 275 basis points. The loan facility requires compliance with certain covenants. As of December 31, 2019, the outstanding amount under this facility was $12,600.

In December 2011, Navios Holdings entered into a facility agreement with Emporiki Bank of Greece for an amount of up to $23,000 in order to partially finance the construction of one newbuilding bulk carrier. As of December 31, 2019, the facility was refinanced and the outstanding amount under the loan facility was repayable in five semi-annual equal installments of $750 after the drawdown date, with a final balloon payment of $9,150 on the last payment date. The loan bears interest at a rate of LIBOR plus 325 basis points. The loan facility requires compliance with certain covenants. As of December 31, 2019, the outstanding amount under this facility was $12,900.

On December 20, 2013, Navios Holdings entered into a facility with Credit Agricole Corporate and Investment Bank for an amount of up to $22,500 in two equal tranches, in order to finance the acquisition of two Panamax vessels. The two tranches bear interest at a rate of LIBOR plus 300 basis points. In December 2017, the Company agreed to extend the last payment date to August 2021. The loan facility requires compliance with certain financial covenants. As of December 31, 2018 the facility was refinanced and repaid in full and there was no outstanding amount.

On February 14, 2018, Navios Holdings entered into a facility with Credit Agricole Corporate and Investment Bank for an amount of up to $28,745 in three advances to be drawn simultaneously for the purpose of a) to repay all amounts outstanding under the facility agreement dated September 2010 and b) to repay all amounts outstanding under the facility agreement dated December 20, 2013.

The loan bore interest at a rate of LIBOR plus 280 basis points. The loan facility required compliance with certain covenants. As of December 31, 2018, the first tranche drawn amount was $15,245 and was repayable in six semi-annual installments of $1,205 with a final balloon payment of $6,810 on the last payment date, the second tranche drawn amount was $6,750 and was repayable in six semi-annual installments of $563 with a final balloon payment of $2,813 on the last payment date and the third tranche drawn amount was $6,750 and was repayable in six semi-annual installments of $563 with a final balloon payment of $2,813 on the last payment date. The loan bore interest at a rate of LIBOR plus 280 basis points. The loan facility required compliance with certain financial covenants. As of December 31, 2019 the facility was repaid in full and there was no outstanding amount.

Commerzbank Facility: In June 2009, Navios Holdings entered into a facility agreement for an amount of up to $240,000 (divided into four tranches of $60,000) with Commerzbank AG in order to partially finance the acquisition of a Capesize vessel and the construction of three Capesize vessels. Following the delivery of two Capesize vessels, Navios Holdings cancelled two of the four tranches and in October 2010 fully repaid their outstanding loan balances of $53,600 and $54,500, respectively. During October 2016, the Company fully prepaid the third tranche of the facility, which had an outstanding balance of $15,319, using $13,802 of cash, thus achieving a $1,517 benefit to nominal value. During May 2017, the Company fully repaid the fourth tranche of the facility, which had an outstanding loan balance of $17,322, using $15,607 of cash, thus achieving a $1,715 benefit to nominal value.

Hamburg Commercial Bank AG Facility: On May 23, 2017, Navios Holdings entered into a facility agreement with Hamburg Commercial Bank AG for an amount of up to $15,300 in order to partially refinance the fourth tranche of the Commerzbank facility. As of December 31, 2019, the facility is repayable in seven quarterly equal installments of $383, with a final balloon payment of $8,798 on the last payment date. The loan bears interest at a rate of LIBOR plus 300 basis points. The loan facility requires compliance with certain covenants. As of December 31, 2019, the outstanding amount under this facility was $11,475.

DVB Bank SE Facilities: On March 23, 2012, Navios Holdings entered into a facility agreement with a syndicate of banks led by DVB Bank SE for an amount of up to $42,000 in two tranches: (i) the first tranche is for an amount of up to $26,000 in order to finance the acquisition of a Handysize vessel; and (ii) the second tranche is for an amount of up to $16,000 to refinance the outstanding debt of an Ultra-Handymax vessel. On June 27, 2014, Navios Holdings refinanced the existing facility, adding a new tranche for an amount of $30,000 in order to finance the acquisition of a Capesize vessel, which was delivered in June 2014. On November 12, 2019, Navios Holdings amended this facility agreement with DVB Bank SE in order to extend the maturity of the outstanding balance originally due in the first and second quarter of 2020 for one year, to June 2021 and released from collateral one Handysize vessel which was substituted by one Panamax vessel. The facility bears interest at a rate of LIBOR plus 293 basis points. As of December 31, 2019, the first tranche is repayable in six quarterly installments of $363, with a final balloon payment of $10,098 on the last repayment date, the second tranche is repayable in six quarterly installments of $268, with a final balloon payment of $3,968 on the last repayment date and the third tranche is repayable in six quarterly installments of $469, with a final balloon payment of $20,411 on the last repayment date. The loan facility requires compliance with certain financial covenants. As of December 31, 2019, the total outstanding amount was $41,073.

In September 2013, Navios Holdings entered into a facility agreement with DVB Bank SE for an amount of up to $40,000 in order to finance the acquisition of four Panamax vessels, delivered in August and September 2013. The facility bore interest at a rate of LIBOR plus 325 basis points. During 2017, Navios Holdings prepaid the indebtedness originally maturing in the third quarter of 2018 and released from collateral one Panamax vessel. In December 2017, Navios Holdings entered into a facility agreement with DVB Bank SE in order to extend the maturity of the outstanding balance originally due by September 2018 for three years, to September 2021. In December 2015, one newbuilding Panamax vessel and one newbuilding Capesize vessel were added as collateral to this facility. During 2019, Navios Holdings partially prepaid the indebtedness originally maturing in the third quarter of 2021 and released from collateral two Panamax vessels. As of December 31, 2019, the facility is repayable in seven quarterly installments of $444, with a final balloon payment of $2,445 payable on the last repayment date. The loan facility requires compliance with certain financial covenants. As of December 31, 2019, the outstanding amount was $5,556 and was fully prepaid in the first quarter of 2020.

In January 2016, Navios Holdings entered into a facility agreement with DVB Bank SE for an amount of up to $41,000 to be drawn in two tranches, to finance the acquisition of one newbuilding Panamax vessel and one newbuilding Capesize vessel. The facility bears interest at a rate of LIBOR plus 255 basis points. The total amount drawn under the facility was $39,900. During August 2018, the Company completed the sale of the two vessels and fully prepaid the two tranches of the facility, which had a total outstanding balance of $31,769.

Alpha Bank A.E.: On November 6, 2014, Navios Holdings entered into a facility agreement with Alpha Bank A.E. for an amount of up to $31,000 in order to finance part of the acquisition of a Capesize vessel. The loan bears interest at a rate of LIBOR plus 300 basis points. As of December 31, 2019, the facility is repayable in 12 quarterly installments of $450, with a final balloon payment of $16,600 on the last repayment date. The loan facility requires compliance with certain financial covenants. As of December 31, 2019, the outstanding amount was $22,000.

On November 3, 2016, Navios Holdings entered into a facility agreement with Alpha Bank A.E. for an amount of up to $16,125 in order to refinance one Capesize vessel. The facility bears interest at a rate of LIBOR plus 300 basis points. As of December 31, 2019, the facility is repayable in 12 quarterly installments of $275 each, with a final balloon payment of $10,725 payable on the last repayment date. The loan facility requires compliance with certain financial covenants. As of December 31, 2019, the outstanding amount was $14,025.

The facilities are secured by first priority mortgages on certain of Navios Holdings’ vessels and other collateral.

The credit facilities contain a number of restrictive covenants that limit Navios Holdings and/or certain of its subsidiaries from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels securing such facilities; changing the flag, class, management or ownership of certain Navios Holdings’ vessels; changing the commercial and technical management of certain Navios Holdings’ vessels; selling or changing the ownership of certain Navios Holdings’ vessels; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels. The credit facilities also require the vessels to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. Additionally, the credit facilities require compliance with the covenants contained in the indentures governing the 2022 Senior Secured Notes, the 2022 Notes and the 2024 Notes (as defined herein). Among other events, it will be an event of default under the credit facilities if the financial covenants are not complied with or if Angeliki Frangou and her affiliates, together, own less than 20% of the outstanding share capital of Navios Holdings.

The majority of the Company’s senior secured credit facilities require compliance with maintenance covenants, including (i) value-to-loan ratio covenants, based on charter-free valuations, ranging from over 120% to 135%, (ii) minimum liquidity up to a maximum of $30,000, and (iii) net total debt divided by total assets, as defined in each senior secured credit facility, ranging from a maximum of 75% to 80%. Certain covenants in our senior secured credit facilities have been amended for a specific period to increase the covenant levels for the applicable net total debt divided by total assets maintenance covenants, as defined in each senior secured credit facility, to a maximum of 85%.

As of December 31, 2019, the Company was in compliance with all of the covenants under each of its credit facilities.

Navios Acquisition Loan

On November 3, 2017, the Company prepaid in full the outstanding amount of $55,132 under its secured loan facility of up to $70,000 with Navios Acquisition entered into in September 2016. The prepayment amount consisted of the $50,000 drawn under the facility and $5,132 of accrued interest. Please see also Note 16.

NSM Loan

On August 29, 2019, Navios Holdings entered into a secured loan agreement of $141,795 (including post-closing adjustments) with Navios Shipmanagement Holdings Corporation. During December 2019, Navios Holdings repaid the amount of $13,420 under the terms of this facility. Please see also Note 16.

Navios Logistics Debt

2022 Logistics Senior Notes

On April 22, 2014, Navios Logistics and its wholly-owned subsidiary Navios Logistics Finance (US) Inc. (“Logistics Finance” and, together with Navios Logistics (the “Logistics Co-Issuers”) issued $375,000 in aggregate principal amount of its Senior Notes due on May 1, 2022 (the “2022 Logistics Senior Notes”), at a fixed rate of 7.25%. The 2022 Logistics Senior Notes are unregistered are fully and unconditionally guaranteed, jointly and severally, by all of Navios Logistics’ direct and indirect subsidiaries except for Horamar do Brasil Navegaçăo Ltda (“Horamar do Brasil”), Naviera Alto Parana S.A. (“Naviera Alto Parana”) and Terra Norte Group S.A. (“Terra Norte”), which are deemed to be immaterial, and Logistics Finance, which is the co-issuer of the 2022 Logistics Senior Notes. The subsidiary guarantees are “full and unconditional” except that the indenture provides for an individual subsidiary’s guarantee to be automatically released in certain customary circumstances, such as in connection with a sale or other disposition of all or substantially all of the assets of the subsidiary, in connection with the sale of a majority of the capital stock of the subsidiary, if the subsidiary is designated as an “unrestricted subsidiary” in accordance with the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the 2022 Logistics Senior Notes.

The Logistics Co-Issuers have the option to redeem the 2022 Logistics Senior Notes in whole or in part, at their option, at any time on or after May 1, 2019, at a fixed price of 101.813%, which price declines ratably until it reaches par in May 2020. In addition, upon the occurrence of certain change of control events, the holders of the 2022 Logistics Senior Notes will have the right to require the Logistics Co-Issuers to repurchase some or all of the 2022 Logistics Senior Notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.

The indenture governing the 2022 Logistics Senior Notes contains covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering into transactions with affiliates, merging or consolidating or selling all or substantially all of Navios Logistics’ properties and assets and creation or designation of restricted subsidiaries.

The indenture governing the 2022 Logistics Senior Notes include customary events of default.

In addition, there are no significant restrictions on (i) the ability of the parent company, any issuer (or co-issuer) or any guarantor subsidiaries of the 2022 Logistics Senior Notes to obtain funds by dividend or loan from any of their subsidiaries or (ii) the ability of any subsidiaries to transfer funds to the issuer (or co-issuer) or any guarantor subsidiaries.

The Logistics Co-Issuers were in compliance with the covenants as of December 31, 2019.

Navios Logistics Notes Payable

In connection with the purchase of mechanical equipment for the expansion of its dry port terminal, Corporacion Navios S.A. (“CNSA”) entered into an unsecured export financing line of credit for a total amount of $41,964, including all related fixed financing costs of $5,949, available in multiple drawings upon the completion of certain milestones (“Drawdown Events”). CNSA incurs the obligation for the respective amount drawn by signing promissory notes (“Navios Logistics Notes Payable”). Each drawdown is repayable in 16 consecutive semi-annual installments, starting six months after the completion of each Drawdown Event. Together with each Note Payable, CNSA shall pay interest equal to six-month LIBOR. The unsecured export financing line is fully and unconditionally guaranteed by Ponte Rio S.A. As of December 31, 2019, Navios Logistics had drawn the total available amount and the outstanding balance of Notes Payable was $22,469.

Navios Logistics BBVA Loan Facility

On December 15, 2016, Navios Logistics entered into a $25,000 facility with Banco Bilbao Vizcaya Argentaria Uruguay S.A. (“BBVA”), for general corporate purposes. The loan bears interest at a rate of LIBOR (180 days) plus 325 basis points. The loan is repayable in 20 quarterly installments, the first payment of which was due on June 19, 2017, and secured by assignments of certain receivables. As of December 31, 2019, the outstanding amount of the loan was $14,275. On February 14, 2020, Navios Logistics agreed to a $25,000 loan facility (the “New BBVA Facility”) with BBVA, which can be drawn if certain conditions are met. The new BBVA Facility can be used to repay the existing loan facility with BBVA, which as of December 31, 2019 had an outstanding amount of $14,275, and for general corporate purposes. The new loan will bear interest at a rate of LIBOR (180 days) plus 325 basis points, will be repayable in equal quarterly installments with final maturity in March 31, 2022 and will be secured by assignments of certain receivables.

Navios Logistics was in compliance with the covenants set forth in the Navios Logistics BBVA Loan Facility as of December 31, 2019.

Navios Logistics Alpha Bank Loan

On May 18, 2017, Navios Logistics entered into a $14,000 term loan facility in order to finance the acquisition of two product tankers (“Navios Logistics Alpha Bank Loan”). The Navios Logistics Alpha Bank Loan bears interest at a rate of LIBOR (90 days) plus 315 basis points and is repayable in 20 quarterly installments with a final balloon payment of $7,000 on the last repayment date. As of December 31, 2019, the outstanding amount of the loan was $10,500.

Navios Logistics was in compliance with the covenants set forth in the Navios Logistics Alpha Bank Loan as of December 31, 2019.

Navios Logistics Credit Agreement

On August 17, 2018, Navios Logistics entered into a $6,781 (€6,200) credit agreement in order to finance the 50% of the purchase price of a river and estuary tanker. The credit agreement bears interest at a fixed rate of 675 basis points and is repayable in 24 monthly installments with the final repayment in August 17, 2020. On August 26, 2019, Navios Logistics prepaid the total outstanding balance of the credit agreement, which was $3,472 (€3,100).

Navios Logistics Term Loan B Facility

On November 3, 2017, Navios Logistics and Navios Logistics Finance (US) Inc., as co-borrowers, completed the issuance of a new $100,000 Term Loan B Facility (the “Term Loan B Facility”). The Term Loan B Facility bears an interest rate of LIBOR plus 475 basis points and has a four-year term with 1.0% amortization per annum. The Term Loan B Facility is fully and unconditionally guaranteed jointly and severally, by all of Navios Logistics’ direct and indirect subsidiaries except for Horamar do Brasil, Naviera Alto Parana and Terra Norte, which are deemed to be immaterial, and Logistics Finance, which is the co-borrower of the Term Loan B Facility. The subsidiary guarantees are “full and unconditional,” except that the credit agreement governing the Term Loan B Facility provides for an individual subsidiary’s guarantee to be automatically released in certain circumstances. The Term Loan B Facility is secured by first priority mortgages on four tanker vessels servicing our cabotage business (on August 28, 2019, one tanker vessel was added as collateral in substitution of two tanker vessels), as well as by assignments of the revenues arising from certain time charter contracts, and an iron ore port contract.

The Term Loan B Facility contains restrictive covenants including restrictions on indebtedness, liens, acquisitions and investments, restricted payments and dispositions. The Term Loan B Facility also provides for customary events of default, including change of control.

As of December 31, 2019, a balance of $98,000 was outstanding under the Term Loan B Facility.

Navios Logistics was in compliance with the covenants set forth in the Term Loan B Facility as of December 31, 2019.

Navios Logistics Other indebtedness

In connection with the acquisition of Hidronave S.A. on October 29, 2009, Navios Logistics assumed a $817 loan facility that was entered into by Hidronave S.A. in 2001, in order to finance the construction of the pushboat Nazira. As of December 31, 2019, the outstanding loan balance was $115. The loan facility bears interest at a fixed rate of 600 basis points. The loan is repayable in monthly installments of $6 each and the final repayment must occur prior to August 10, 2021.

Navios Logistics was in compliance with all the covenants set forth in this facility as of December 31, 2019.

Navios Containers Debt

From August 30, 2019, Navios Containers has been considered as an affiliate entity of Navios Holdings and not as a controlled subsidiary of the Company. As a result, Navios Containers has been accounted for under the equity method of accounting, and its loans are not consolidated in Navios Holdings balance sheet as of December 31, 2019 and, consequently, additional disclosures for Navios Containers loans for 2019 have not been included.

ABN AMRO Bank N.V.

On July 27, 2017, Navios Containers entered into a facility agreement with ABN AMRO for an amount of up to $21,000 to finance part of the purchase price of seven containerships. This loan bears interest at a rate of LIBOR plus 400 basis points. Navios Containers has drawn the entire amount. On December 1, 2017, Navios Containers extended the facility dated July 27, 2017, for an additional amount of $50,000 to finance part of the purchase price of four containerships. Pursuant to the supplemental agreement dated June 29, 2018, the additional loan bears interest at a rate of LIBOR plus 400 basis points. Navios Containers had drawn the entire amount under the additional loan. On December 6, 2018, Navios Containers fully prepaid the July 27, 2017 credit facility. As of December 31, 2018, there was no outstanding amount under this facility.

On December 3, 2018, Navios Containers entered into a facility agreement with ABN AMRO BANK N.V. for an amount of up to $50,000 divided in two tranches: (i) the first tranche is for an amount of up to $41,200 in order to refinance the outstanding debt of four containerships and to partially finance the acquisition of one containership and (ii) the second tranche is for an amount of $8,800 in order to partially finance the acquisition of one containership. This loan bears interest at a rate of LIBOR plus 350 basis points. Navios Containers drew the entire amount under this facility, net of the loan’s discount of $500 in the fourth quarter of 2018. The facility is repayable in 16 consecutive quarterly installments, the first four in the amount of $4,000, the fifth in the amount of $3,375 and the subsequent 11 installments each in the amount of $1,650 along with a final balloon payment of $12,475 payable together with the last installment falling due in December 2022. The outstanding loan amount under this facility as of December 31, 2018 was $50,000.

BNP Paribas

On May 25, 2018, Navios Containers entered into a facility agreement with BNP Paribas for an amount of up to $25,000, to finance part of the purchase price of one containership. This loan bears interest at a rate of LIBOR plus 300 basis points. As of December 31, 2018, the Company had drawn $25,000 under this facility. As of December 31, 2018, the outstanding loan amount under this facility was $23,611 and is repayable in 18 equal consecutive quarterly installments, each in the amount of $695 along with a final balloon payment of $11,110 payable together with the last installment, falling due in May 2023.

On December 20, 2017, Navios Containers entered into a facility agreement with BNP Paribas for an amount of up to $24,000 (divided in four tranches of up to $6,000 each) to finance part of the purchase price of four containerships. This loan bears interest at a rate of LIBOR plus 300 basis points. Navios Containers drew the entire amount under this facility. As of December 31, 2018, the outstanding loan amount of the three tranches under this facility was $15,428 and is repayable in 16 equal consecutive quarterly installments, each in the amount of $643 along with a final balloon payment of $5,142 payable together with the last installment, falling due on December 22, 2022. The outstanding loan amount of the fourth tranche is $5,357 and is repayable in 17 equal consecutive quarterly installments each in the amount of $214 along with a final balloon payment of $1,714 payable together with the last installment due on February 28, 2023.

In September 2018, Navios Containers entered into a facility agreement with BNP Paribas to extend the facility dated December 20, 2017, for an additional amount of $9,000 to partially finance the purchase price of one containership. This loan bears interest at a rate of LIBOR plus 300 basis points. Navios Containers drew the entire amount. As of December 31, 2018, the outstanding loan amount of the additional tranche is $8,679 and is repayable in 19 quarterly consecutive installments of $322 each plus a balloon installment of $2,570 payable together with the last installment. The additional tranche matures in September 2023.

Hamburg Commercial Bank AG

On June 28, 2018, Navios Containers entered into a facility agreement with Hamburg Commercial Bank AG and Alpha Bank A.E. for an amount of up to $36,000 to finance part of the purchase price of two containerships. This loan bears interest at a rate of LIBOR plus 325 basis points. Navios Containers drew the entire amount. The facility bears interest at a rate of LIBOR plus 325 basis points per annum. The facility is repayable in 14 consecutive quarterly installments each in an amount of $1,200 plus a final balloon payment of $15,200 payable together with the last installment falling due in June 2022. As of December 31, 2018, the outstanding loan amount under the facility was $32,000.

On November 9, 2018, Navios Containers entered into a facility agreement with Hamburg Commercial Bank AG divided into four tranches of up to $31,800 each to finance part of the purchase price of up to four 10,000 TEU containerships. This loan bears interest at a rate of LIBOR plus 325 basis points and commitment fee of 0.75% per annum on the undrawn loan amount. Each tranche of the facility is repayable in 19 consecutive quarterly installments each in an amount of $678 together with a final balloon payment of $18,918 payable together with the last installment falling due in July 2023. No amount had been drawn under this facility as of December 31, 2018.

Navios Containers Financial liability

On May 25, 2018, Navios Containers entered into a $119,000 sale and leaseback transaction with Minsheng Financial Leasing Co. Ltd in order to refinance the outstanding balance of the existing facilities of 18 containerships. Navios Containers has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transfer of the vessels was determined to be a failed sale. In accordance with ASC 842-40, Navios Containers did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under the sale and leaseback transaction as a financial liability. From June 29, 2018 until November 9, 2018, Navios Containers completed the sale and leaseback of 14 vessels for $90,200. Navios Containers does not intend to proceed with the sale and leaseback transaction of the four remaining vessels. Navios Containers is obligated to make 60 monthly payments in respect of all 14 vessels of approximately $1,097 each. Navios Containers also has an obligation to purchase the vessels at the end of the fifth year for $45,100. As of December 31, 2018, the outstanding balance under the sale and leaseback transaction was $87,530.

As of December 31, 2018, Navios Containers was in compliance with all of the covenants under all of its credit facilities and its agreements governing its financial liabilities.

During the year ended December 31, 2019, the Company in relation to its secured credit facilities paid, $59,194 related to scheduled repayment installments, $31,228 related to the prepayment of two of Navios Holdings’ credit facilities, $13,420 related to the repayment of NSM loan, $3,390 related to the prepayment of one of Navios Logistics’ credit facilities, and $53,075 related to the prepayment of two of Navios Containers’ credit facilities. During the year ended December 31, 2019, the proceeds from long-term loans for Navios Holdings and for Navios Containers were $4,000 and $123,171, respectively, net of deferred fees.

The annual weighted average interest rates of the Company’s total borrowings were 7.70%, 7.78%, and 7.11% for the years ended December 31, 2019, 2018 and 2017, respectively.

The maturity table below reflects the principal payments for the next five years and thereafter of all borrowings of Navios Holdings (including Navios Logistics) outstanding as of December 31, 2019, based on the repayment schedules of the respective loan facilities and the outstanding amount due under the debt securities.

Year
2020	$51,679
2021	188,012
2022	1,272,990
2023	36,467
2024	32,608
2025 and thereafter	—
Total	$1,581,756